Insurance Contracts - Summary of Changes in the Deferred Acquisition Costs Included in Other Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation Of Changes In Deferred Acquisition Costs Arising From Insurance Contracts [Line Items]
Beginning	₩ 1,170,972	₩ 921,365
Increase	1,224,388	1,017,240
Amortization	(819,154)	(767,633)	₩ (679,279)
Ending	1,576,206	1,170,972	921,365
Non-life insurance
Reconciliation Of Changes In Deferred Acquisition Costs Arising From Insurance Contracts [Line Items]
Beginning	965,683	786,626
Increase	965,735	872,811
Amortization	(701,043)	(693,754)
Ending	1,230,375	965,683	786,626
Life insurance
Reconciliation Of Changes In Deferred Acquisition Costs Arising From Insurance Contracts [Line Items]
Beginning	205,289	134,739
Increase	258,653	144,429
Amortization	(118,111)	(73,879)
Ending	₩ 345,831	₩ 205,289	₩ 134,739